Acquisitions and Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Results For Discontinued Operations

The results for the discontinued operations for the three months ended March 31, 2012 and 2013 were as follows (in millions):

	Three Months Ended
	March 31, 2012	March 31, 2013
Revenue	$37	$—

Operating income (loss)	(3)	—
Gain on sale of business	563	—

Income (loss) before income taxes	560	—
Benefit from (provision for) income taxes	(249)	—

Income (loss) from discontinued operations	$311	$—

The results for the discontinued operations for the years ended December 31, 2010, 2011 and 2012 were as follows (in millions):

	Year ended December 31,
	2010	2011	2012
Revenue	$735	$551	$55
Operating income (loss)	(20)	91	(5)
Gain (loss) on sale of business	(94)	—	571

Income (loss) before income taxes	(114)	91	566
Benefit from (provision for) income taxes	(42)	(171)	(235)

Income (loss) from discontinued operations, net of tax	$(156)	$(80)	$331

Assets and Liabilities Related to Discontinued Operations

Assets and liabilities related to discontinued operations consisted of the following (in millions) at December 31, 2011:

December 31, 2011
Cash	$6
Accounts receivable, net	105
Prepaid expenses and other current assets	11
Deferred income taxes	3
Property and equipment, net	31
Software products, net	77
Customer base, net	188
Goodwill	929

Assets related to discontinued operations	$1,350

Accounts payable	$1
Accrued compensation and benefits	24
Other accrued expenses	16
Deferred revenue	106
Deferred income taxes	99

Liabilities related to discontinued operations	$246